FLOW-THROUGH SHARE PREMIUM (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FLOW-THROUGH SHARE PREMIUM
Flow-through share premium at beginning of the year		$ 12,426,322
Liability incurred on flow-through shares issued	$ 16,242,600
Settlement of flow-through share premium on expenditures incurred	(7,565,501)	(12,426,322)
Flow-through share premium at end of the year	8,677,099
Issued June 2025
FLOW-THROUGH SHARE PREMIUM
Liability incurred on flow-through shares issued	16,242,600
Settlement of flow-through share premium on expenditures incurred	(7,565,501)
Flow-through share premium at end of the year	$ 8,677,099
Issued November 2023
FLOW-THROUGH SHARE PREMIUM
Flow-through share premium at beginning of the year		12,426,322
Settlement of flow-through share premium on expenditures incurred		$ (12,426,322)